Other disclosures - Restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other disclosures
Legal reserve	$ 11,080	$ 10,683
Statutory reserve on individual basis	$ 8,086	$ 8,086